Line of Credit related party (Details Narrative) - USD ($)	Oct. 01, 2021	Sep. 30, 2024
Outstanding line of credit		$ 570,250
Accrued interest payable		$ 182,092
On October 1, 2021 | Line of credit related party description | Steve Hall [Member]
Line of credit related party description	agreed to provide a line of credit of up to $1,000,000 to the Company with simple interest at a rate of 12% for the first 90 days, and simple interest at a rate of 20% per annum thereafter
Expiry date of line of credit	October 1, 2023